Business Combinations (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Oct. 29, 2021	Aug. 01, 2021	May 27, 2021	Mar. 02, 2021
Current assets
Cash and cash equivalents		R$ 379		R$ 19,062
Trade receivables		196		20,599	[1]
Inventories	[2]			4,534
Prepayments				97
Taxes recoverable		5		1,956
Other receivables				192
Total current assets		580		46,440
Non-current assets
Property, plant and equipment		72		2,011
Other intangible assets				1,138
Intangible assets - Customer Portfolio		3,834		83,589	[3]
Intangible assets - Trade agreement	[4]			247,622
Intangible assets - Software		3,225		11,036	[5]
Total non-current assets		7,131		345,396
Total Assets		7,711		391,836
Current liabilities
Suppliers				1,300
Salaries and social contributions		62		3,596
Taxes payable		10		326
Income tax and social contribution payable		80		5,265
Provision for trade discount				15,000
Other liabilities		12		1,700
Total current liabilities		164		27,187
Non-current liabilities
Provision for tax, civil and labor losses		2,504		1,231
Provision for trade discount				47,234
Total non-current liabilities		2,504		48,465
Total liabilities		2,668		75,652
Net identifiable assets at fair value (A)		5,043		316,184
Total Consideration transferred (B)		21,966		703,258
Goodwill (B – A)		16,923	[6]	387,074	[7]
Total
Non-current assets
Intangible assets - Software									R$ 11,036
Phidelis
Current assets
Cash and cash equivalents		162
Trade receivables		65
Taxes recoverable		1
Total current assets		228
Non-current assets
Property, plant and equipment		0
Intangible assets - Customer Portfolio		1,521
Intangible assets - Software		523
Total non-current assets		2,044
Total Assets		2,272
Current liabilities
Salaries and social contributions		58
Taxes payable		0
Income tax and social contribution payable		0
Other liabilities		0
Total current liabilities		58
Non-current liabilities
Provision for tax, civil and labor losses		0
Total non-current liabilities		0
Total liabilities		58
Net identifiable assets at fair value (A)		2,214
Total Consideration transferred (B)		3,600
Goodwill (B – A)	[6]	1,386
MVP
Current assets
Cash and cash equivalents		217
Trade receivables		131
Taxes recoverable		4
Total current assets		352
Non-current assets
Property, plant and equipment		72
Intangible assets - Customer Portfolio		2,313
Intangible assets - Software		2,702
Total non-current assets		5,087
Total Assets		5,439
Current liabilities
Salaries and social contributions		4
Taxes payable		10
Income tax and social contribution payable		80
Other liabilities		12
Total current liabilities		106
Non-current liabilities
Provision for tax, civil and labor losses		2,504
Total non-current liabilities		2,504
Total liabilities		2,610
Net identifiable assets at fair value (A)		2,829
Total Consideration transferred (B)		18,366
Goodwill (B – A)	[6]	R$ 15,537
SEL
Current assets
Cash and cash equivalents				1,461
Trade receivables	[1]			0
Inventories	[2]			0
Prepayments				0
Taxes recoverable				0
Other receivables				180
Total current assets				1,641
Non-current assets
Property, plant and equipment				611
Other intangible assets				0
Intangible assets - Customer Portfolio	[3]			18,783
Intangible assets - Trade agreement	[4]			0
Intangible assets - Software	[5]			1,296
Total non-current assets				20,690
Total Assets				22,331
Current liabilities
Suppliers				0
Salaries and social contributions				1
Taxes payable				17
Income tax and social contribution payable				33
Provision for trade discount				0
Other liabilities				0
Total current liabilities				51
Non-current liabilities
Provision for tax, civil and labor losses				0
Provision for trade discount				0
Total non-current liabilities				0
Total liabilities				51
Net identifiable assets at fair value (A)				22,280
Total Consideration transferred (B)				65,000					R$ 65,000
Goodwill (B – A)	[7]			42,720
Redação Nota 1000
Current assets
Cash and cash equivalents				525
Trade receivables	[1]			1,327
Inventories	[2]			0
Prepayments				0
Taxes recoverable				0
Other receivables				0
Total current assets				1,852
Non-current assets
Property, plant and equipment				0
Other intangible assets				1,099
Intangible assets - Customer Portfolio	[3]			0
Intangible assets - Trade agreement	[4]			0
Intangible assets - Software	[5]			5,692
Total non-current assets				6,791
Total Assets				8,643
Current liabilities
Suppliers				180
Salaries and social contributions				124
Taxes payable				207
Income tax and social contribution payable				0
Provision for trade discount				0
Other liabilities				1,673
Total current liabilities				2,184
Non-current liabilities
Provision for tax, civil and labor losses				0
Provision for trade discount				0
Total non-current liabilities				0
Total liabilities				2,184
Net identifiable assets at fair value (A)				6,459
Total Consideration transferred (B)				11,387				R$ 11,387
Goodwill (B – A)	[7]			4,928
EMME
Current assets
Cash and cash equivalents				637
Trade receivables	[1]			1,082
Inventories	[2]			0
Prepayments				14
Taxes recoverable				9
Other receivables				0
Total current assets				1,742
Non-current assets
Property, plant and equipment				128
Other intangible assets				1
Intangible assets - Customer Portfolio	[3]			0
Intangible assets - Trade agreement	[4]			0
Intangible assets - Software	[5]			4,048
Total non-current assets				4,177
Total Assets				5,919
Current liabilities
Suppliers				13
Salaries and social contributions				600
Taxes payable				102
Income tax and social contribution payable				0
Provision for trade discount				0
Other liabilities				2
Total current liabilities				717
Non-current liabilities
Provision for tax, civil and labor losses				0
Provision for trade discount				0
Total non-current liabilities				0
Total liabilities				717
Net identifiable assets at fair value (A)				5,202
Total Consideration transferred (B)				15,317			R$ 15,317
Goodwill (B – A)	[7]			10,115
De Gouges
Current assets
Cash and cash equivalents				16,439
Trade receivables	[1]			18,190
Inventories				4,534	[2]	R$ 4,534
Prepayments				83
Taxes recoverable				1,947
Other receivables				12
Total current assets				41,205
Non-current assets
Property, plant and equipment				1,272
Other intangible assets				38
Intangible assets - Customer Portfolio	[3]			64,806
Intangible assets - Trade agreement				247,622	[4]	247,622
Intangible assets - Software	[5]			0
Total non-current assets				313,738
Total Assets				354,943
Current liabilities
Suppliers				1,107
Salaries and social contributions				2,871
Taxes payable				0
Income tax and social contribution payable				5,232
Provision for trade discount				15,000
Other liabilities				25
Total current liabilities				24,235
Non-current liabilities
Provision for tax, civil and labor losses				1,231
Provision for trade discount				47,234
Total non-current liabilities				48,465
Total liabilities				72,700
Net identifiable assets at fair value (A)				282,243
Total Consideration transferred (B)				611,554		R$ 611,554
Goodwill (B – A)	[7]			R$ 329,311

[1]	Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.
[2]	As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.
[3]	As a result of purchase price allocation, the Company identified R$ 18,783, customer portfolio (“SESI”), and R$ 64,806, customer portfolio (“De Gouges”) based on customer portfolio receivables expectation around 8% per year. See Note 14.
[4]	As a result of the purchase price allocation, the Company identified R$ 247,622, a commercial agreement (“Eleva Holding”), which corresponds to the sale of teaching material from "De Gouges" to partner schools of "Eleva Holding" within 10 years, with an estimated sales rate of 10% per year.
[5]	As a result of purchase price allocation, the Company identified R$ 11,036, Educational Software applied in the “SESI” learning system, Writing Correction Software for Education System “Redação Nota 1000” and software that produces digital marketing material solutions for schools “EMME”, all of them based on relief from royalties’ criteria (RIR) and each acquisition with its corresponding rate of net revenue by investment. See Note 14.
[6]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the Company, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. At the time of the acquisition, future tax deductibility is probable as certain actions, necessary to integrate the businesses from a tax perspective, are intended by management and considered feasible from a legal perspective.
[7]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.